Leases - Summary of Maturities of Operating Lease Liabilities (Details) $ in Thousands	Jun. 30, 2024 USD ($)
Leases [Abstract]
2024	$ 2,223
2025	2,437
Total lease payments	4,660
Less: imputed interest	(197)
Present value of lease liability	$ 4,463